Pensions and other post-employment benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 97	£ 96	£ 146
Past service cost	18	3	6
Net interest (income)/cost	25	45	18
Gains from settlements	(2)	(6)	(21)
Remeasurement on defined benefit plans	506	71	(786)
Unfunded defined benefit pension schemes | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	97	96	146
Past service cost	18	3	6
Net interest (income)/cost	25	46	18
Gains from settlements	(2)	(6)	(22)
Expenses	23	30	35
Amounts charged to operating profit	161	169	183
Remeasurement on defined benefit plans	456	111	(872)
Post-retirement benefits | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	14	12	22
Past service cost	0	0	0
Net interest (income)/cost	43	47	32
Gains from settlements	0	0	0
Expenses	0	(1)	(1)
Amounts charged to operating profit	57	58	53
Remeasurement on defined benefit plans	50	(40)	228
UK | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	0	0	13
Past service cost	18	3	6
Net interest (income)/cost	(15)	(5)	(11)
Gains from settlements	0	0	0
Expenses	12	14	14
Amounts charged to operating profit	15	12	22
Remeasurement on defined benefit plans	237	28	(1,169)
US | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	3	5	7
Past service cost	0	0	0
Net interest (income)/cost	26	35	20
Gains from settlements	0	0	0
Expenses	11	16	21
Amounts charged to operating profit	40	56	48
Remeasurement on defined benefit plans	90	45	36
Rest of World | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	94	91	126
Past service cost	0	0	0
Net interest (income)/cost	14	16	9
Gains from settlements	(2)	(6)	(22)
Expenses	0	0	0
Amounts charged to operating profit	106	101	113
Remeasurement on defined benefit plans	£ 129	£ 38	£ 261